Equity Compensation Plans - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 05, 2011	Oct. 29, 2013 Subsequent event	Jul. 29, 2013 Amended and Restated Equity Incentive Plan
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Common stock, shares issuable	300,000,000	300,000,000	300,000,000			800,000
Shares issued to Directors				3,000	9,000
Selling commissions	$ 0	$ 0
Minimum proceeds from unaffiliated persons		$ 2,500